U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
ANNUAL NOTICE OF SECURITES SOLD

PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.
1.	Name and address of issuer:	MassMutual Premier Funds
1295 State Street
Springfield, MA. 01111-0001

2.
The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
[ ]
MassMutual Premier Value Fund
MassMutual Premier Enhanced Index Core Equity Fund
MassMutual Premier Core Growth Fund
MassMutual Premier Small Company Opportunities Fund
MassMutual Premier High Yield Fund
MassMutual Premier Enhanced Index Growth Fund
MassMutual Premier Enhanced Index Value Fund
MassMutual Premier Small Capitalization Value Fund
MassMutual Premier Enhanced Index Value Fund II
MassMutual Premier Diversified Bond Fund
MassMutual Premier Core Bond Fund
MassMutual Premier Money Market Fund
MassMutual Premier Balanced Fund
MassMutual Premier International Equity Fund
MassMutual Premier Short-Duration Bond Fund
MassMutual Premier Inflation-Protected Bond Fund
MassMutual Premier Global Fund
MassMutual Premier Main Street Fund
MassMutual Premier Strategic Income Fund
MassMutual Premier Capital Appreciation Fund
MassMutual Premier Discovery Value Fund
MassMutual Premier Focused International Fund
MassMutual Premier Main Street Small Cap Fund

3.	Investment Company Act File Number: 811-08690

Securities Act File Number: 33-82366

4(a).	Last day of fiscal year for which this Form is filed: October 31, 2007
4(b).	[ ]	Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See instruction A.2)
NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
4(c).	[ ]	Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold
during the fiscal year pursuant to section 24(f):	$ 8,086,066,761

(ii)	Aggregate price of securities redeemed
or repurchased during the fiscal year:	$ 7,402,511,539

(iii)	Aggregate price of securities redeemed
or repurchased during any PRIOR fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$ 0

(iv)	Total available redemption credits
[add items 5(ii) and 5(iii)]:	$ 7,402,511,539

(v)	Net sales -- if item 5(i) is greater
than Item 5(iv) [subtract Item 5(iv)	$ 683,555,222
from Item 5(i)]:

(vi)	Redemption credits available for use
in future years -- if Item 5(i) is	$ 0
less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration
fee (See Instruction C.9):	x 0.0000393000

(viii)	Registration fee due [multiply Item 5(v)
by Item 5(vii)] (enter “0” if no fee is due):	= $ 26,863.72

6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: __

7.	Interest due -- if this Form is being filed more than 90 days after the
end of the issuer’s fiscal year (see Instruction D):	+ $ 0

8.	Total of the amount of the registration fee due plus any interest due
[Item 5(viii) plus Item 7]:	= $ 26,863.72

9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: 01/28/2008 CIK:

Method of Delivery:
CIK#	0000927972

[ X ] Wire Transfer
[ ] Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*
/s/Renee Hitchcock
Renee Hitchcock
Assistant Treasurer
Date:	1-28-08
*Please print the name and title of the signing officer below the signature.